Exit and Disposal Activities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exit and disposal costs accrued
Balance at the beginning of period		$ 5.2
Charges		19.0	$ 11.5	$ 4.3
Cash payments		(18.1)
Balance at the end of period		6.1	5.2
Carlisle Interconnect Technologies
Exit and disposal activities
Exit and disposal costs, expected to be incurred		13.2
Exit and disposal costs, expected cost remaining		6.6
Severance expense		3.7
Exit and disposal costs accrued
Charges		14.3	8.5	3.2
Carlisle Interconnect Technologies | Minimum
Exit and disposal activities
Exit and disposal costs, expected period to complete	12 months
Carlisle Interconnect Technologies | Maximum
Exit and disposal activities
Exit and disposal costs, expected period to complete	18 months
Carlisle Fluid Technologies
Exit and disposal activities
Severance expense		3.4
Exit and disposal costs accrued
Charges		3.7	2.7	1.1
Carlisle Construction Materials
Exit and disposal activities
Severance expense		1.0
Exit and disposal costs accrued
Charges		1.0	0.3	0.0
Cost of goods sold
Exit and disposal costs accrued
Charges		12.4	5.0	1.9
Selling and administrative expenses
Exit and disposal costs accrued
Charges		5.9	5.6	1.9
Research and development expenses
Exit and disposal costs accrued
Charges		0.3	0.1	0.1
Other operating expense, net
Exit and disposal costs accrued
Charges		0.4	0.8	0.4
Employee severance and benefit arrangements
Exit and disposal costs accrued
Charges		13.9	7.3	1.6
Employee severance and benefit arrangements | Carlisle Interconnect Technologies
Exit and disposal activities
Exit and disposal costs, expected to be incurred		10.9
Exit and disposal costs accrued
Charges		2.3
Facility cleanup costs
Exit and disposal costs accrued
Charges		2.5	0.0	0.0
Accelerated depreciation and impairments
Exit and disposal costs accrued
Charges		0.6	0.2	0.0
Facility cleanup and employee termination benefit costs | Carlisle Interconnect Technologies
Exit and disposal costs accrued
Charges		6.6
Relocation costs
Exit and disposal costs accrued
Charges		0.3	0.9	0.7
Other restructuring costs
Exit and disposal costs accrued
Charges		1.7	$ 3.1	$ 2.0
One-time termination benefits | Carlisle Interconnect Technologies
Exit and disposal activities
Cumulative exit and disposal costs recognized		$ 1.6